INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $2,725 (2015 - expense of $3,904) relating to prior taxation years	$ 13,639	$ 12,488
Changes in tax rates	0	2,048
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(21,387)	(7,789)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(19,211)	0
Non-recognition of tax benefits related to tax losses and temporary differences	16,877	17,169
Adjustments relating to prior taxation years	98	(2,556)
Deferred income taxes	(23,623)	8,872
Total income tax expense	(9,984)	21,360
Adjustments for current tax of prior periods	$ (99)	$ (3,535)